INCOME TAXES - Schedule of Components of Company's Deferred Income Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating loss carryforward	$ 22,897,396	$ 16,979,615
Capitalized pre-business expenses	3,819,778	3,860,144
Research and development credits	1,235,627	1,310,860
Equity method investment	32,669	0
Stock-based compensation	438,028	1,019,432
Accrued expenses	143,978	219,423
Inventory reserve	0	282,905
Operating lease liability	0	57,817
Capitalized 174 research and development costs	980,189	1,966,559
Unrealized derivative gain/loss	0	34,368
Total deferred tax assets before valuation allowance	29,547,665	25,731,123
Less valuation allowance	(29,547,665)	(25,386,669)
Total deferred tax assets	0	344,454
Deferred tax liabilities
Fixed assets	0	(295,152)
Right-of-use assets	0	(49,302)
Total deferred tax liabilities	0	(344,454)
Net deferred tax asset (liability)	$ 0	$ 0